Regulatory Matters - Additional Information (Detail)	Dec. 31, 2018	Dec. 31, 2017
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Conservation Buffer	2.50%
US Government Debt Securities [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital to Risk Weighted Assets	0.00%
Equity Securities [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital to Risk Weighted Assets	600.00%
Consolidated Entities [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital to Risk Weighted Assets	12.00%	13.20%
Tier One Risk Based Capital to Risk Weighted Assets	11.50%	12.60%
Tier One Leverage Capital to Average Assets	8.80%	10.60%
Common Equity [Member] | Consolidated Entities [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital to Risk Weighted Assets	10.60%	11.50%